UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wallington Asset Management, LLC
Address:    8900 Keystone Crossing, Suite 1015
            Indianapolis, IN  46240

Form 13F File Number:  028-12973

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Enrique Rendon
Title:      Chief Compliance Officer
Phone:      317-575-8670

Signature, Place, and Date of Signing:

     /s/ Enrique Rendon             Indianapolis, IN           August 5, 2010
     ----------------------         ----------------         ------------------
          [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          170

Form 13F Information Table Value Total:      152,225
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                          VALUE     SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----  ------  -----
3M Company                     COM             88579Y101    3565    45127     SH             Sole               45127
A F L A C Inc.                 COM             001055102    2986    69984     SH             Sole               69984
AT&T Inc.                      COM             00206R102    3650   150894     SH             Sole              150894
Abbott Laboratories            COM             002824100      36      760     SH             Sole                 760
Accenture Plc.                 COM             G1151C101    2224    57535     SH             Sole               57535
Alcoa Inc.                     COM             013817101       4      400     SH             Sole                 400
All American Group, Inc.       COM             016437105       2     4000     SH             Sole                4000
Allegheny Energy Inc.          COM             017361106      52     2500     SH             Sole                2500
Allstate Corp                  COM             020002101       9      306     SH             Sole                 306
ALTRIA GROUP INC               COM             02209s103       2      100     SH             Sole                 100
American Express Co.           COM             025816109      26      654     SH             Sole                 654
Ameriprise Financial Inc.      COM             03076C106       2       50     SH             Sole                  50
Amgen Inc.                     COM             031162100    3091    58761     SH             Sole               58761
Anglo American PLC - Unsponsor COM             03485P201      38     2184     SH             Sole                2184
Anglogold Ashanti Ltd New ADR  COM             035128206      17      400     SH             Sole                 400
Apple Inc.                     COM             037833100      23       90     SH             Sole                  90
Archer-Daniels-Midland Co.     COM             039483102      15      600     SH             Sole                 600
Arrow Finl Corp Com            COM             042744102      50     2184     SH             Sole                2184
Automatic Data Processing Inc. COM             053015103      16      400     SH             Sole                 400
Bank of America Corp.          COM             060505104      22     1524     SH             Sole                1524
Bank of New York Co., Inc.     COM             064058100       6      241     SH             Sole                 241
Baxter International Inc.      COM             071813109    1497    36836     SH             Sole               36836
Berkshire Hathaway Inc. Class  COM             084670702      67      842     SH             Sole                 842
Biogen Idec Inc.               COM             09062X103       1       27     SH             Sole                  27
Boeing Co.                     COM             097023105     575     9164     SH             Sole                9164
Bristol-Myers Squibb Co.       COM             110122108    3280   131534     SH             Sole              131534
CBS Corp                       COM             124857202      15     1129     SH             Sole                1129
CVS/Caremark Corp.             COM             126650100    3764   128387     SH             Sole              128387
California Coastal Communities COM             129915203       0      230     SH             Sole                 230
Canadian Natural Resources Ltd COM             136385101     253     7600     SH             Sole                7600
Caterpillar Inc.               COM             149123101      87     1440     SH             Sole                1440
Cenovus Energy Inc.            COM             15135U109    1363    52863     SH             Sole               52863
Chevron Corp.(formerly Chevron COM             166764100      81     1198     SH             Sole                1198
Chiquita Brands International, COM             170032809       0        7     SH             Sole                   7
Cisco Systems Inc.             COM             17275R102    3485   163526     SH             Sole              163526
Colgate Palmolive Co.          COM             194162103    5878    74631     SH             Sole               74631
Comcast Corp. New Class A      COM             20030n101     159     9126     SH             Sole                9126
Computer Associates Intl       COM             12673P105      47     2571     SH             Sole                2571
ConocoPhillips                 COM             20825C104    1458    29694     SH             Sole               29694
CORN PRODUCTS INTL INC         COM             219023108       3      100     SH             Sole                 100
Corning Inc.                   COM             219350105       5      300     SH             Sole                 300
Covidien Plc.                  COM             G2554F105     272     6775     SH             Sole                6775
Crane Corp.                    COM             224399105      36     1200     SH             Sole                1200
C T I GROUP HOLDINGS INC       COM             126431105       1    31570     SH             Sole               31570
Cubic Corporation              COM             229669106      44     1208     SH             Sole                1208
Cummins Inc.                   COM             231021106     182     2800     SH             Sole                2800
Cytec Industries, Inc.         COM             232820100      17      426     SH             Sole                 426
Danaher Corp.                  COM             235851102      10      280     SH             Sole                 280
DELL INC                       COM             24702R101       8      650     SH             Sole                 650
Devon Energy Corp. New         COM             25179M103       5       75     SH             Sole                  75
Directv Group Inc.             COM             25459L106      31      905     SH             Sole                 905
Disney (Walt)                  COM             254687106    4700   149199     SH             Sole              149199
Dow Chemical                   COM             260543103      28     1200     SH             Sole                1200
Duke Energy Holding Corp.      COM             26441C105      12      733     SH             Sole                 733
E M C Corp.-Mass               COM             268648102    4414   241176     SH             Sole              241176
Edison International           COM             281020107      29      900     SH             Sole                 900
Electronic Arts                COM             285512109       2      122     SH             Sole                 122
Eli Lilly & Co.                COM             532457108     309     9226     SH             Sole                9226
Emerson Electric               COM             291011104    3179    72769     SH             Sole               72769
EnCana Corp.                   COM             292505104    1703    56143     SH             Sole               56143
Entergy Corp New CO.           COM             29364G103       0        4     SH             Sole                   4
Express Scripts Inc.           COM             302182100      12      250     SH             Sole                 250
Exxon Mobil Corp.              COM             30231G102    4039    70769     SH             Sole               70769
Fiserv Inc.                    COM             337738108       8      170     SH             Sole                 170
Freeport-McMoran Copper & Gold COM             35671D857       3       55     SH             Sole                  55
General Dynamics Corp.         COM             369550108      29      500     SH             Sole                 500
General Electric Co.           COM             369604103    1380    95750     SH             Sole               95750
General Mills                  COM             370334104     107     3000     SH             Sole                3000
Goldman Sachs Group Inc.       COM             38141G104    2362    17992     SH             Sole               17992
Groupe Bruxelles Lambert       COM             012729626      63      900     SH             Sole                 900
Halliburton Co. Holding Co.    COM             406216101       7      290     SH             Sole                 290
Hanesbrands, Inc.              COM             410345102     160     6642     SH             Sole                6642
Hanover Ins Group Inc Com      COM             410867105      13      304     SH             Sole                 304
Harley Davidson Inc.           COM             412822108       1       60     SH             Sole                  60
Hartford Financial Services Gr COM             416515104      48     2164     SH             Sole                2164
Heartland Partners L.P.        COM             422357103       0       50     SH             Sole                  50
Heartland Technology (Revoked  COM             421979105       0       50     SH             Sole                  50
Hewlett-Packard Co.            COM             428236103    3069    70918     SH             Sole               70918
Home Depot Inc.                COM             437076102    3532   125836     SH             Sole              125836
Honeywell International, Inc.  COM             438516106    3311    84827     SH             Sole               84827
Host Hotels & Resorts, Inc.    COM             44107P104       8      619     SH             Sole                 619
HUNTINGTON BANCSHS INC         COM             446150104       1      100     SH             Sole                 100
ITT Industries Inc.            COM             450911102      97     2164     SH             Sole                2164
Idex Corp.                     COM             45167R104      51     1800     SH             Sole                1800
Illinois Tool Works, Inc.      COM             452308109       8      200     SH             Sole                 200
Intel Corp.                    COM             458140100    2474   127183     SH             Sole              127183
International Business Machine COM             459200101    4958    40155     SH             Sole               40155
J.P. Morgan Chase & Co.        COM             46625H100      44     1197     SH             Sole                1197
Johnson & Johnson              COM             478160104    3459    58567     SH             Sole               58567
Kellogg Co                     COM             487836108     111     2200     SH             Sole                2200
Kimberly-Clark Corp.           COM             494368103    4476    73832     SH             Sole               73832
Kohls Corporation              COM             500255104    2827    59515     SH             Sole               59515
Korea Electric Power Corp. ADR COM             500631106      35     2700     SH             Sole                2700
LTV Corporation (Bankrupt a/o  COM             501921100       0       57     SH             Sole                  57
Legg Mason Inc.                COM             524901105       2       60     SH             Sole                  60
Lincoln National Corp.-Ind     COM             534187109       2       70     SH             Sole                  70
Linear Technology Corp.        COM             535678106       8      300     SH             Sole                 300
Loral Space & Communications   COM             G56462198       0      320     SH             Sole                 320
Lowe's Companies Inc.          COM             548661107       2      110     SH             Sole                 110
M&F Worldwide Corporation      COM             552541104       9      319     SH             Sole                 319
Manpower Inc.                  COM             56418H100       5      105     SH             Sole                 105
Manulife Finl Corp             COM             56501R106      35     2368     SH             Sole                2368
Marathon Oil Corp. (formerly U COM             565849106      44     1400     SH             Sole                1400
Martin Marietta Materials Inc. COM             573284106      59      700     SH             Sole                 700
MARSHALL & ILSLEY CP           COM             571837103       1      100     SH             Sole                 100
McCormick & Co.                COM             579780206      76     2000     SH             Sole                2000
McGraw-Hill Cos., Inc.         COM             580645109    3085   109620     SH             Sole              109620
MeadWestvaco Corp.             COM             583334107     238    10734     SH             Sole               10734
Medco Health Solutions, Inc.   COM             58405U102      64     1170     SH             Sole                1170
Medtronic Inc.                 COM             585055106    3195    88093     SH             Sole               88093
Merck & Company Inc.           COM             58933Y105     135     3849     SH             Sole                3849
Metlife, Inc.                  COM             59156R108    1777    47052     SH             Sole               47052
Microsoft Corp.                COM             594918104    3974   172689     SH             Sole              172689
Midas, Inc.                    COM             595626102       3      335     SH             Sole                 335
NIKE, Inc. 'B'                 COM             654106103     108     1600     SH             Sole                1600
NV Energy, Inc. fka Sierra Pac COM             67073Y106      35     3000     SH             Sole                3000
National Oilwell Varco, Inc.   COM             637071101    3364   101714     SH             Sole              101714
NEWELL RUBBERMAID INC          COM             651229106       1       60     SH             Sole                  60
News Corporation               COM             65248E104     142    11870     SH             Sole               11870
Nokia Corp. ADR                COM             654902204       4      460     SH             Sole                 460
Norfolk Southern Corp.         COM             655844108       4       81     SH             Sole                  81
Oneok Inc New                  COM             682680103       9      200     SH             Sole                 200
Oracle Corp.                   COM             68389X105    3474   161867     SH             Sole              161867
Pepsico, Inc.                  COM             713448108    5346    87705     SH             Sole               87705
Pfizer, Inc.                   COM             717081103      11      788     SH             Sole                 788
Plum Creek Timber Co. Inc.     COM             729251108      35     1000     SH             Sole                1000
Praxair Inc.                   COM             74005P104    3176    41796     SH             Sole               41796
Procter & Gamble Co.           COM             742718109      37      620     SH             Sole                 620
PROSPECT CAPITAL CORP          COM             74348T102       0       19     SH             Sole                  19
Prudential Financial Inc.      COM             744320102    2832    52775     SH             Sole               52775
Questar Corp.                  COM             748356102    2830    62212     SH             Sole               62212
Rayonier Inc.                  COM             754907103      78     1770     SH             Sole                1770
Raytheon Company               COM             755111507     182     3760     SH             Sole                3760
Roche Holdings, Ltd. ADR       COM             771195104    2567    74276     SH             Sole               74276
ROCKY MTN CHOC FACTORY         COM             774678403       1      100     SH             Sole                 100
Royal Dutch Shell plc Class A  COM             780259206      50     1000     SH             Sole                1000
Ryder Systems Inc.             COM             783549108      29      729     SH             Sole                 729
Schlumberger Ltd.              COM             806857108      83     1500     SH             Sole                1500
Sherwin Williams Co.           COM             824348106      63      910     SH             Sole                 910
St. Jude Medical Inc.          COM             790849103      46     1275     SH             Sole                1275
Standard & Poor's Depositary R COM             78462F103     324     3139     SH             Sole                3139
Starwood Hotels & Resorts Worl COM             85590A401      41      993     SH             Sole                 993
TJX Companies                  COM             872540109      19      447     SH             Sole                 447
TMX Group Inc.                 COM             87261x108      42     1625     SH             Sole                1625
Teva Pharmaceutical ADR        COM             881624209    2945    56650     SH             Sole               56650
Texas Instruments Inc.         COM             882508104      20      856     SH             Sole                 856
Thermo Fisher Scientific Inc.  COM             883556102       6      115     SH             Sole                 115
Transocean, Ltd.               COM             H8817H100     147     3176     SH             Sole                3176
Tyco International, Ltd.       COM             h89128104     216     6132     SH             Sole                6132
United Parcel Service, Inc. Cl COM             911312106       6      100     SH             Sole                 100
United States Steel Corp.      COM             912909108       4      100     SH             Sole                 100
United Technologies Corp.      COM             913017109    4327    66667     SH             Sole               66667
Valero Energy Corp. new        COM             91913Y100       2      110     SH             Sole                 110
Vanguard Consumer Staples ETF  COM             92204A207      71     1107     SH             Sole                1107
Varian Medical Systems         COM             92220P105      52     1000     SH             Sole                1000
Vectren Corporation            COM             92240G101      24     1000     SH             Sole                1000
Viacom Inc. Class B            COM             92553p201      35     1129     SH             Sole                1129
Wal-Mart Stores Inc.           COM             931142103      13      275     SH             Sole                 275
Waste Management, Inc.         COM             94106L109       4      120     SH             Sole                 120
Wells Fargo & Co.              COM             949746101    1225    47841     SH             Sole               47841
WENDYS ARBYS GROUP INC         COM             950587105       1      140     SH             Sole                 140
Zimmer Holdings, Inc.          COM             98956P102       4       75     SH             Sole                  75
iShares S&P 500 Growth Index F COM             464287309      75     1421     SH             Sole                1421
SPDR Gold Trust                ETF             78463v107    8251    67812     SH             Sole               67812
iShares MSCI EAFE Index        ETF             464287465    5503   118312     SH             Sole              118312
iShares MSCI Emerging Markets  ETF             464287234     730    19557     SH             Sole               19557
iShares Russell 1000 Growth In ETF             464287614       9      200     SH             Sole                 200
iShares Russell 1000 Value Ind ETF             464287598       8      150     SH             Sole                 150
iShares Russell 2000 Growth In ETF             464287648      70     1056     SH             Sole                1056
iShares Russell 2000 Index Fun ETF             464287655    1301    21293     SH             Sole               21293